Non-controlling interests (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (64,441,277)	$ (15,891,713)
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	10.00%	10.00%
Non-controlling interests	$ 21,941	$ 18,081
Shaanxi Zhongmao [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%	34.02%
Non-controlling interests	$ (15,065,986)	$ (11,271,378)
Zhengzhou Xinnan [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ (22,806,392)	$ (3,802,744)
Xinyuan Service [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	6.00%	6.00%
Non-controlling interests	$ (1,132,730)	$ (579,986)
Xinyan Investment Management Co., Limited. ("Xinrock") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	30.00%	30.00%
Non-controlling interests	$ 251,835	$ 67,160
Shanghai Hexinli [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	21.05%	21.05%
Non-controlling interests	$ (342,579)	$ (322,846)
Zhengzhou Hangmei [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ (3,127,176)
Taicang Pengchi [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	83.00%
Non-controlling interests	$ 91,281
Suzhou Wanzhuo [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	80.00%
Non-controlling interests	$ (23,932,541)
Beijing Xinju [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ 1,601,070
Henan Renxin [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%
Non-controlling interests	$ 0